Balance sheets - Codere Online Luxembourg [Member] € in Thousands	Jun. 30, 2021 EUR (€)
ASSETS
CURRENT ASSETS	€ 30
Cash and cash equivalents	30
EQUITY
Share capital	30
Equity attributable to owners of the Company	€ 30